Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)

21. QUARTERLY RESULTS (unaudited)

The following summarizes the Company’s Fiscal 2016 quarterly financial data (net income for the fiscal quarter ended July 2, 2016 was impacted by the valuation allowance released in Fiscal 2016, $56,496 of which was released during the quarter - see Note 11):

	Fiscal Quarter Ended
	April 2, 2016	July 2, 2016	October 1, 2016	December 31, 2016
	13 Weeks	13 Weeks	13 Weeks	13 Weeks
Net sales	$394,495	$370,687	$393,654	$409,423
Gross profit	100,191	100,935	105,426	116,544
Net income	16,564	64,134	22,445	33,145
Net income per common share
Basic	$0.25	$0.97	$0.29	$0.42
Weighted average shares outstanding—Basic	66,025,281	65,836,860	74,878,851	77,664,944
Diluted	$0.25	$0.96	$0.29	$0.42
Weighted average shares outstanding—Diluted	66,880,841	66,837,810	74,878,851	77,667,330

The following summarizes the Company’s Fiscal 2015 quarterly financial data:

	Fiscal Quarter Ended
	April 4, 2015	July 4, 2015	October 3, 2015	January 2, 2016
	13 Weeks	13 Weeks	13 Weeks	13 Weeks
Net sales	$426,509	$391,878	$407,170	$386,054
Gross profit	87,154	83,814	87,718	95,688
Net income	10,529	2,260	12,635	11,687
Net income per common share
Basic	$0.16	$0.03	$0.19	$0.18
Weighted average shares outstanding—Basic	65,145,051	65,269,159	65,334,001	65,653,641
Diluted	$0.16	$0.03	$0.19	$0.18
Weighted average shares outstanding—Diluted	66,258,254	66,617,909	66,847,945	66,557,204